NATIONWIDE MUTUAL FUNDS

Nationwide Bailard International Equities Fund

Nationwide Bailard Small Cap Value Fund (formerly,

Nationwide Bailard Cognitive Value Fund)

Nationwide Bailard Technology Fund (formerly,

Nationwide Bailard Technology & Science Fund)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Nationwide BNY Mellon Dynamic U.S. Equity

Income Fund

Nationwide Bond Index Fund

Nationwide Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Government Money Market Fund

Nationwide GQG US Quality Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Index Fund

Nationwide International Small Cap Fund

Nationwide Invesco Core Plus Bond Fund (formerly,

Nationwide BNY Mellon Core Plus Bond Fund)

Nationwide Loomis All Cap Growth Fund

Nationwide Loomis Core Bond Fund

Nationwide Loomis Short Term Bond Fund

Nationwide Mid Cap Market Index Fund

Nationwide NYSE Arca Tech 100 Index Fund

Nationwide Renaissance Small Cap Growth Fund

(formerly, Nationwide WCM Focused Small Cap

Fund)

Nationwide S&P 500 Index Fund

Nationwide Schroders Global Equity Fund (formerly,

Nationwide Global Sustainable Equity Fund)

Nationwide Small Cap Index Fund

Nationwide Strategic Income Fund (formerly,

Nationwide Amundi Strategic Income Fund)

Supplement dated June 11, 2026

to the Statement of Additional Information (“SAI”) dated March 2, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide International Small Cap Fund (the “Fund”)

1.	Effective July 1, 2026, the SAI is amended as follows:

a.	The information relating to the Fund in the table under the heading “Investment Adviser” beginning on page 67 of the SAI is deleted in its entirety and replaced with the following:

Fund	Assets	Investment Advisory Fee
Nationwide International Small	$0 up to $500 million	0.80%
Cap Fund	$500 million up to $1 billion	0.775%
	$1 billion and more	0.75%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE